Foreign currency translation reserve - Reserve of disposal groups classified as held for sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency translation reserve
Beginning balance	$ (492,474)
Currency translation difference	(5,299,295)	$ (5,290,594)	$ (409,511)
Disposal of subsidiaries	1,931,774
Ending Balance	2,106,737	(492,474)
Discontinued operations
Foreign currency translation reserve
Beginning balance	(492,474)
Currency translation difference	953,002
Transfer from foreign currency translation reserve	866,512	(492,474)
Disposal of subsidiaries	779,697
Ending Balance	$ 2,106,737	$ (492,474)